Acquisitions - Additional Information (Detail) $ in Thousands	3 Months Ended
	Mar. 31, 2016 USD ($) Markets	Mar. 31, 2015 USD ($)
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 511,138
Total purchase price of outdoor advertising assets paid in cash	502,138	$ 19,647
Non cash consideration of outdoor advertising assets	9,000
Gain on exchange of outdoor advertising assets	8,599
Clear Channel Outdoor Holdings, Inc [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 458,500
Number of business acquired | Markets	5